FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 731,649	$ 826,750
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	736,158	832,612
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	4,509	5,862
Lease receivable
Disclosure Of Financials Instruments [Line items]
Credit exposure	5,067	27
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	5,067	27
Lease receivable | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Sundry debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	4,451	21,646
Sundry debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	4,866	21,732
Sundry debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	415	86
Other receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	54,525	46,394
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	55,687	47,198
Prepayments
Disclosure Of Financials Instruments [Line items]
Credit exposure	82,316	85,106
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	82,316	85,106
Net subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	878,008	979,923
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	884,094	986,675
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	6,086	6,752
Provision for doubtful other receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,162	804
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	36	34
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,910	2,074
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,874	2,040
Lease receivable
Disclosure Of Financials Instruments [Line items]
Credit exposure	23,868	0
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	23,868	0
Lease receivable | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Sundry Debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	4,460	10,896
Sundry Debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	4,460	10,896
Sundry Debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,448	2,137
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,448	2,137
Prepayments
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,862	1,271
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,862	1,271
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	32,674	14,338
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	34,548	16,378
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,874	2,040
Provision for doubtful other receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 0	$ 0